Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (Collawn)	Compensation Actually Paid to PEO (Collawn)	Summary Compensation Table Total for PEO (Tarry)	Compensation Actually Paid to PEO (Tarry)	Average Summary Compen-sation Table Total for Non-PEO Named Executive Officers	Average Compen-sation Actually Paid to Non-PEO Named Executive Officers	Total Shareholder Return	Peer Group Total Shareholder Return	Net Earnings (In thousands)	Incentive EPS
	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)
	(1)	(2)(9)	(1)	(2)	(3)(4)	(2)(3)(9)	(5)(9)	(6)(9)	(7)	(8)
2025	5,219,997	6,195,690	3,903,948	3,904,987	1,040,528	1,046,244	142	144	169,826	2.77
2024	5,626,175	5,481,090	N/A	N/A	1,544,760	1,541,512	115	128	258,722	2.74
2023	7,670,833	4,903,568	N/A	N/A	1,495,372	1,071,031	92	107	106,879	2.82
2022	6,596,575	7,807,506	N/A	N/A	1,547,874	1,607,675	105	117	185,180	2.69
2021	5,594,739	4,294,466	N/A	N/A	1,188,098	930,313	95	116	211,847	2.45

Named Executive Officers, Footnote	For 2025, our non-PEO NEOs were Messrs. Iverson and Monroy and Mses. Eden and Jacobson. For 2024, our non-PEO NEOs were Messrs. Tarry, Iverson, and Apodaca and Ms. Eden. For 2023, our non-PEO NEOs were Messrs. Tarry, Apodaca, and Darnell and Ms. Eden. For 2022, our non-PEO NEOs were Messrs. Charles N. Eldred, Tarry, Apodaca, and Darnell and Ms. Eden. For 2021, our non-PEO NEOs were Messrs. Eldred, Tarry, Chris M. Olson, and Darnell.
Peer Group Issuers, Footnote	Represents the TSR for the EEI Index, which is a peer issuer group of electric companies. For purposes of the table, an investment of $100 (with reinvestment of all dividends) is assumed to have been made in the EEI Peer Index on December 31, 2020.
PEO Total Compensation Amount | $	$ 3,903,948	$ 5,626,175	$ 7,670,833	$ 6,596,575	$ 5,594,739
PEO Actually Paid Compensation Amount | $	$ 3,904,987	5,481,090	4,903,568	7,807,506	4,294,466
Adjustment To PEO Compensation, Footnote	For fiscal year 2025, Ms. Collawn served as our principal executive officer (“PEO”) from January 1, 2025 through June 30, 2025, and Mr. Tarry served as our PEO beginning July 1, 2025 through December 31, 2025. For fiscal years 2021, 2022, 2023, and 2024, Ms. Collawn served as our PEO. Amounts in this column represent the “Total” compensation for our PEO, as reported in the SCT for the applicable fiscal year, which for fiscal year 2025 is set forth in 2025 NEO Compensation Information-Summary of Executive Compensation-Summary Compensation Table on page 58. Compensation actually paid to our PEOs and the average of all non-PEO NEOs is calculated in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO and the other NEOs during the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amounts reported in the “Stock Awards” and “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” columns in the “Summary Compensation Table” for 2025 to determine the compensation actually paid.

	Year	Reported Summary Compensation Table Total	Reported Value of Stock Awards	Stock Award Adjustments	Reported Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid
		($)	($)	($)	($)	($)	($)
				(a)		(b)
PEO (Collawn)	2025	5,219,997	(2,902,939)	3,878,632	—	—	6,195,690
PEO (Tarry)	2025	3,903,948	(2,275,011)	2,277,735	—	(1,685)	3,904,987
Average of non-PEO NEOs	2025	1,040,528	(414,125)	419,841	—	—	1,046,244
PEO	2024	5,626,175	(2,720,925)	2,575,840	—	—	5,481,090
Average of non-PEO NEOs	2024	1,544,760	(713,873)	710,627	—	(2)	1,541,512

(a) Stock award adjustments for 2025 are further detailed in the table below.

	Year	Year End Fair Value of Outstanding and Unvested Stock Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Stock Awards	Year over Year Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year	Change in Fair Value of Stock Awards Granted in Current Year that Vested in the Year	Total Stock Award Adjustments
		($)	($)	($)	($)	($)
PEO (Collawn)	2025	2,892,685	306,497	679,450	—	3,878,632
PEO (Tarry)	2025	1,873,339	92,164	312,232	—	2,277,735
Average of non-PEO NEOs	2025	272,774	39,323	107,744	—	419,841
PEO	2024	2,912,021	86,638	(422,819)	—	2,575,840
Average of non-PEO NEOs	2024	626,979	(9,029)	(38,463)	131,140	710,627

(b) The pension benefit adjustments consist of the average of the actuarially determined service cost for services rendered plus, to the extent applicable, the average of the prior service cost, calculated as the entire cost of benefits granted in a plan amendment or initiation attributable to services rendered during prior periods. For 2025, the pension benefit adjustments consist of $0 of average service cost for services rendered, and $0 of average prior service cost.
	The amounts set forth in this table under “Compensation Actually Paid to PEO (Collawn)”, “Average Compensation Actually Paid to Non-PEO Named Executive Officers”, “Value of Initial Fixed $100 Investment Based on: Total Shareholder Return” and “Value of Initial Fixed $100 Investment Based on: Peer Group Total Shareholder Return” correct such amounts that were reported for 2024 in our 2025 proxy statement, which were inadvertently incorrectly stated therein. The amounts reported under “Compensation Actually Paid to PEO (Collawn)” and “Average Compensation Actually Paid to Non-PEO Named Executive Officers” for 2024 were incorrectly reported in our 2025 proxy statement due to the amount of “Year over Year Change in Fair Value of Outstanding and Unvested Stock Awards” for 2024 being inadvertently incorrect.
Non-PEO NEO Average Total Compensation Amount | $	$ 1,040,528	1,544,760	1,495,372	1,547,874	1,188,098
Non-PEO NEO Average Compensation Actually Paid Amount | $	$ 1,046,244	1,541,512	1,071,031	1,607,675	930,313
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid to our PEOs and the average of all non-PEO NEOs is calculated in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO and the other NEOs during the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amounts reported in the “Stock Awards” and “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” columns in the “Summary Compensation Table” for 2025 to determine the compensation actually paid.

	Year	Reported Summary Compensation Table Total	Reported Value of Stock Awards	Stock Award Adjustments	Reported Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid
		($)	($)	($)	($)	($)	($)
				(a)		(b)
PEO (Collawn)	2025	5,219,997	(2,902,939)	3,878,632	—	—	6,195,690
PEO (Tarry)	2025	3,903,948	(2,275,011)	2,277,735	—	(1,685)	3,904,987
Average of non-PEO NEOs	2025	1,040,528	(414,125)	419,841	—	—	1,046,244
PEO	2024	5,626,175	(2,720,925)	2,575,840	—	—	5,481,090
Average of non-PEO NEOs	2024	1,544,760	(713,873)	710,627	—	(2)	1,541,512

(a) Stock award adjustments for 2025 are further detailed in the table below.

	Year	Year End Fair Value of Outstanding and Unvested Stock Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Stock Awards	Year over Year Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year	Change in Fair Value of Stock Awards Granted in Current Year that Vested in the Year	Total Stock Award Adjustments
		($)	($)	($)	($)	($)
PEO (Collawn)	2025	2,892,685	306,497	679,450	—	3,878,632
PEO (Tarry)	2025	1,873,339	92,164	312,232	—	2,277,735
Average of non-PEO NEOs	2025	272,774	39,323	107,744	—	419,841
PEO	2024	2,912,021	86,638	(422,819)	—	2,575,840
Average of non-PEO NEOs	2024	626,979	(9,029)	(38,463)	131,140	710,627

(b) The pension benefit adjustments consist of the average of the actuarially determined service cost for services rendered plus, to the extent applicable, the average of the prior service cost, calculated as the entire cost of benefits granted in a plan amendment or initiation attributable to services rendered during prior periods. For 2025, the pension benefit adjustments consist of $0 of average service cost for services rendered, and $0 of average prior service cost.
	Represents the total average compensation for our non-PEO NEOs, derived from the “Total” column of the “Summary Compensation Table” in each year’s respective proxy statement.The amounts set forth in this table under “Compensation Actually Paid to PEO (Collawn)”, “Average Compensation Actually Paid to Non-PEO Named Executive Officers”, “Value of Initial Fixed $100 Investment Based on: Total Shareholder Return” and “Value of Initial Fixed $100 Investment Based on: Peer Group Total Shareholder Return” correct such amounts that were reported for 2024 in our 2025 proxy statement, which were inadvertently incorrectly stated therein. The amounts reported under “Compensation Actually Paid to PEO (Collawn)” and “Average Compensation Actually Paid to Non-PEO Named Executive Officers” for 2024 were incorrectly reported in our 2025 proxy statement due to the amount of “Year over Year Change in Fair Value of Outstanding and Unvested Stock Awards” for 2024 being inadvertently incorrect.
Tabular List, Table
Most Important Performance Measures

Listed below are the financial and non-financial performance measures that represent the most important performance measures used to link compensation actually paid to our PEOs and non-PEO NEOs, for 2025, to the Company’s performance:

Most Important Performance Measures
Incentive EPS
Earnings Growth
FFO/Debt Ratio
Reliability

Total Shareholder Return Amount | $	$ 142	115	92	105	95
Peer Group Total Shareholder Return Amount | $	144	128	107	117	116
Net Income (Loss) | $	$ 169,826,000	$ 258,722,000	$ 106,879,000	$ 185,180,000	$ 211,847,000
Company Selected Measure Amount | $ / shares	2.77	2.74	2.82	2.69	2.45
Additional 402(v) Disclosure	Represents the total shareholder return (“TSR”) on our common stock assuming an investment of $100 on December 31, 2020.Represents our net earnings, in thousands, as reported in our Annual Report on Form 10-K for each of the years presented.
Descriptions of Relationships of Information Presented in the Pay Versus Performance Table

Compensation Actually Paid and TSR

Compensation actually paid is generally aligned with the Company’s cumulative TSR over the period presented because a significant portion of the compensation actually paid comprises equity-based compensation. The following chart also sets forth a comparison of the Company’s cumulative TSR and the TSR for the EEI Index.

Compensation Actually Paid and Net Earnings

Although the Company does not use net earnings as a performance measure in the overall executive compensation program, net earnings is similar to Incentive EPS, which the Company uses to determine awards under the AIP.

Compensation Actually Paid and Incentive EPS

While the Company uses multiple financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Incentive EPS is the financial performance measure that represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the NEOs, for the most recently completed year, to the Company’s performance.

See the Elements of Executive Compensation section beginning on page 44 for more information regarding the above performance measures as they relate to our short-term and long-term incentive plans.

Earnings Per Share | $ / shares	$ 1.48
Earning Per Share Attributable To Net Change In Unrealized Gains (Losses) On Investment Securities | $ / shares	0.03
Earnings Per Share, Attributable To Regulatory Disallowances And Restructuring Costs | $ / shares	(0.01)
Earnings Per Share Attributable To Pension Expense Related To Previously Disposed Of Gas Distribution Business | $ / shares	0.45
Earnings Per Share Attributable To Merger | $ / shares	0.76
Earnings Per Share Attributable To San Juan Generating Station Retirement Income Tax Adjustment Expense | $ / shares	0.04
Earnings Per Share, Attributable To Process Improvement Initiatives | $ / shares	0.01
Earnings Per Share, Attributable To Income Tax Valuation Allowance | $ / shares	$ 0.01
Measure:: 1
Pay vs Performance Disclosure
Name	Incentive EPS
Non-GAAP Measure Description	Represents the company-selected financial performance measure used to link compensation actually paid to our PEO and non-PEO NEOs, for the most recently completed fiscal year, to company performance. Incentive EPS is defined as corporate diluted earnings per share, excluding certain terms that do not factor into ongoing earnings. For 2025, Incentive EPS of $2.77 equals net earnings attributable to TXNM per common stock share (as reported in the Company’s Form 10-K for the fiscal year ended December 31, 2025) of $1.48 adjusted to exclude: (1) $0.03 per share attributable to the net change in unrealized gains and losses on investment securities; (2) $(0.01) per share attributable to regulatory disallowances; (3) $0.45 per share attributable to pension expense related to previously disposed of gas distribution business; (4) $0.76 per share attributable to merger related costs; (5) $0.04 per share attributable to judgments entered or settlements reached in litigation or other regulatory proceedings; (6) $0.01 per share attributable to process improvement initiatives; and (7) $0.01 per share attributable to the loss, impairment, or write-up of any deferred tax asset or liability that was earned and recognized in a prior tax year, but that must be revalued in the current year.

Measure:: 2
Pay vs Performance Disclosure
Name	Earnings Growth
Measure:: 3
Pay vs Performance Disclosure
Name	FFO/Debt Ratio
Measure:: 4
Pay vs Performance Disclosure
Name	Reliability
Departing PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount | $	$ 5,219,997
PEO Actually Paid Compensation Amount | $	$ 6,195,690